FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Fair Value Amounts (Details) - CAD CAD in Millions	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	CAD 1,910.9	[1]	CAD 4,117.1
Financial Liabilities	1,104.7	[1]	2,632.1
Carrying amount | Convertible debentures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities			126.6
Carrying amount | U.S. dollar denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	460.4		1,496.0
Carrying amount | Cdn dollar term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	20.5		39.9
Carrying amount | U.K. pound sterling denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	20.6		24.8
Carrying amount | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	58.6		60.6
Carrying amount | Remediation trust funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	111.6		106.5
Carrying amount | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	1.9		3.9
Fair value | Convertible debentures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities			126.7
Fair value | U.S. dollar denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	509.5		1,527.7
Fair value | Cdn dollar term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	22.8		41.3
Fair value | U.K. pound sterling denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	21.7		25.5
Fair value | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	58.6		60.6
Fair value | Remediation trust funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	111.6		106.5
Fair value | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	1.9		3.9
Fair value | Quoted prices in active markets (Level 1) | Convertible debentures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities			126.7
Fair value | Quoted prices in active markets (Level 1) | U.S. dollar denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0		0.0
Fair value | Quoted prices in active markets (Level 1) | Cdn dollar term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0		0.0
Fair value | Quoted prices in active markets (Level 1) | U.K. pound sterling denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0		0.0
Fair value | Quoted prices in active markets (Level 1) | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0		0.0
Fair value | Quoted prices in active markets (Level 1) | Remediation trust funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	111.6		106.5
Fair value | Quoted prices in active markets (Level 1) | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	0.0		0.0
Fair value | Significant other observable inputs (Level 2) | Convertible debentures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities			0.0
Fair value | Significant other observable inputs (Level 2) | U.S. dollar denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	509.5		1,527.7
Fair value | Significant other observable inputs (Level 2) | Cdn dollar term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	22.8		41.3
Fair value | Significant other observable inputs (Level 2) | U.K. pound sterling denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	21.7		25.5
Fair value | Significant other observable inputs (Level 2) | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	58.6		60.6
Fair value | Significant other observable inputs (Level 2) | Remediation trust funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	0.0		0.0
Fair value | Significant other observable inputs (Level 2) | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	1.9		3.9
Fair value | Significant unobservable inputs (Level 3) | Convertible debentures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities			0.0
Fair value | Significant unobservable inputs (Level 3) | U.S. dollar denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0		0.0
Fair value | Significant unobservable inputs (Level 3) | Cdn dollar term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0		0.0
Fair value | Significant unobservable inputs (Level 3) | U.K. pound sterling denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0		0.0
Fair value | Significant unobservable inputs (Level 3) | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0		0.0
Fair value | Significant unobservable inputs (Level 3) | Remediation trust funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	0.0		0.0
Fair value | Significant unobservable inputs (Level 3) | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	CAD 0.0		CAD 0.0

[1]	See Notes 2 and 14.